Income Taxes (Summary of Provision for (Recovery of) Income Taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Current income taxes
Provision for (recovery of) income taxes for the current period	$ 3,956	$ 3,244
Adjustments in respect of prior years and other	(204)	1,180
Total current income taxes	3,752	4,424
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	(1,254)	(656)
Effect of changes in tax rates	(13)	(74)
Adjustments in respect of prior years and other	206	(576)
Total deferred income taxes	(1,061)	(1,306)
Provision for income taxes - Consolidated Statement of Income	2,691	3,118
Provision for (recovery of) income taxes - Statement of Other Comprehensive Income
Current income taxes	767	65
Deferred income taxes	183	(452)
Total provision for (recovery of) income taxes - Statement of Other Comprehensive Income	950	(387)
Income taxes - other items including business combinations and other adjustments
Current income taxes	(38)	(188)
Deferred income taxes	(12)	(32)
Income Taxes On Other Non-income Related Items Including Business Combinations And Other Adjustments	(50)	(220)
Total provision for (recovery of) income taxes	3,591	2,511
Current income taxes
Federal	1,712	2,099
Provincial	1,221	1,380
Foreign	1,548	822
Current income tax expense benefit	4,481	4,301
Deferred income taxes
Federal	92	(761)
Provincial	54	(449)
Foreign	(1,036)	(580)
Total deferred income tax expense (recovery)	(890)	(1,790)
Total provision for (recovery of) income taxes	$ 3,591	$ 2,511